Note 10 - Stock-based Compensation - Stock-based Compensation Expense (10-Q) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share based compensation expense	$ 218,215	$ 71,240	$ 407,632	$ 333,835
Research and Development Expense [Member]
Share based compensation expense	63,797	40,126	143,685	174,710
General and Administrative Expense [Member]
Share based compensation expense	$ 154,418	$ 31,114	$ 263,947	$ 159,125